Note 6 - Inventory	12 Months Ended
Jan. 31, 2015
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
Note 6 –Inventory

At January 31, 2015 and January 31, 2014, inventory is entirely comprised of finished goods inventory. Finished goods inventory consists of hardware and related parts for mobile asset units held for sale. A provision for excess or obsolete inventories has been recorded in cost of revenues of $0.3 million, nil and nil for the years ended January 31, 2015, January 31, 2014 and January 31, 2013, respectively.